Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions

12. Related party transactions

Effective as of August 2014, one of the Company's shareholders ("Shareholder A") received an annual compensation of $25, for services rendered as a member of the Board. As of August 2016, the Company's annual director's fee was increased to a total of $30 per year. In addition, in August 2016, the Company granted to a member of its Board, who is a principal of Shareholder A, 3,750 options to purchase Ordinary shares at an exercise price of $64.8 per share. In January 2017, Shareholder A resigned as a director of the Company and terminated the services agreement.

In January 2016, the Company entered into an amended consulting agreement with an entity owned by one of its shareholders ("Shareholder B"), pursuant to such amendment, Shareholder B was appointed as a special advisor to the chief executive officer for a total monthly fee to $21. In June 2016, the Company terminated the amended consulting agreement effective as of February 2017.

In November 2015, effective retrospectively as of January 2015, the Company entered in to an amended consulting agreement with an entity owned by one of its shareholders ("Shareholder C") who was also a co-founder of the Company and a member of the Board, pursuant to which Shareholder C was appointed as a special advisor to the chief executive officer and was entitled to a monthly fee of $28. In June 2016, the Company terminated the amended consulting agreement effective December 2016. During 2017, the Company engaged with Shareholder C to provide services relating to the Company's intellectual property and relevant patent filings. Shareholder C has not received any remuneration for these services rendered, and in November 2017 at the shareholders' Annual General Meeting, the shareholders approved a one-time payment of $50.

In December 2018, the Board of Directors approved an annual compensation to Shareholder C in the amount of $29 for the services provided during the period of January 1, 2018 through July 31, 2018 (the compensation reflects an annualized sum of $50). The Services and compensation terminated on August 1, 2018, when Shareholder C became the Company's interim Chief Executive Officer. The Board of Directors also approved additional payment to Shareholder C of an annual base compensation of $60, or a proportional part thereof for periods of less than a full year for his position as the Company's interim Chief Executive Officer, effective as of August 1, 2018.